Debt (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Jan. 26, 2011
Summarized debt
Senior Secured Term Loan Facility	$ 292.6	$ 294.0
Senior Notes	400.0	400.0	400.0
Capital lease obligations	0.3	0.3
Economic development loan	0.5	0.5
Unamortized original issue discount	(0.8)	(0.9)
Total	692.6	693.9
Less:
Current maturities	2.5	3.2
Long-term debt	$ 690.1	$ 690.7